Document and Entity Information	Aug. 19, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 19, 2022
Entity Registrant Name	Liberty Global plc
Entity Central Index Key	0001570585
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35961
Entity Tax Identification Number	98-1112770
Entity Address, Address Line One	Griffin House
Entity Address, Address Line Two	161 Hammersmith Rd
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W6 8BS
Country Region	44
City Area Code	208
Local Phone Number	483.6449
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	LBTYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B ordinary shares
Trading Symbol	LBTYB
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C ordinary shares
Trading Symbol	LBTYK
Security Exchange Name	NASDAQ